Consolidated Statement of Income - USD ($) $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Revenue	[1]	$ 100,151	$ 96,765	$ 75,830	$ 286,151	$ 219,757
Share of profit of joint ventures and associates		1,000	716	1,062	2,755	3,191
Interest and other income		397	1,787	841	3,024	798
Total revenue and other income		101,548	99,268	77,733	291,930	223,746
Purchases		76,070	73,121	54,849	215,719	159,352
Production and manufacturing expenses		6,256	6,988	6,497	20,167	20,089
Selling, distribution and administrative expenses		2,829	2,781	2,750	8,198	7,556
Research and development		227	237	230	672	662
Exploration		322	243	326	795	1,024
Depreciation, depletion and amortisation	[2]	5,198	5,359	6,408	15,891	20,427
Interest expense		909	929	1,011	2,774	3,058
Total expenditure		91,811	89,658	72,071	264,216	212,168
Income/(loss) before taxation		9,737	9,610	5,662	27,714	11,578
Taxation charge/(credit)		3,696	3,422	1,450	9,454	2,080
Income/(loss) for the period	[1]	6,041	6,188	4,212	18,260	9,498
Income/(loss) attributable to non-controlling interest		202	164	125	498	328
Income/(loss) attributable to Royal Dutch Shell plc shareholders		5,839	6,024	4,087	17,762	9,170
Income/(loss) for the period	[1]	$ 6,041	$ 6,188	$ 4,212	$ 18,260	$ 9,498
Basic earnings per share ($)	[3]	$ 0.70	$ 0.72	$ 0.50	$ 2.14	$ 1.12
Diluted earnings per share ($)	[3]	$ 0.70	$ 0.72	$ 0.49	$ 2.12	$ 1.11

[1]	See Note 2 "Segment information".
[2]	Third quarter 2018 includes an overall impairment reversal of $253 million, mainly related to Upstream assets in North America, where an impairment reversal for a shale asset was partly offset by an impairment loss for an offshore asset.
[3]	See Note 3 "Earnings per share".